SHARE BASED PAYMENT LIABILITIES - Change in Share Based Payment Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Opening liability	$ 4,276	$ 2,116
Share based payment expense	9,307	2,564
Modification of share based payment	42,948	0
Foreign currency translation	(16,208)	16,902
Total share based payment liability	55,257	4,276
Current portion of share based payment liability	36,783	4,276
Long term share based payment liability	18,474	0
DSU's and Phantom share units
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Redeemed DSUs and phantom share units (cash payments)	(2,453)	(441)
Foreign currency translation	$ 1,179	$ 37